SHAREHOLDERS' EQUITY - Stock Option Assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY
Weighted-average expected life (years) (Year)	0 years	6 years 3 months	6 years 3 months
Expected volatility rates(1)		49.45%	52.60%
Expected dividend yield		0.00%	0.00%
Risk-free interest rate			0.18%
Risk-free interest rate		(0.08%)
Weighted-average exercise price () (in EUR per share)		€ 3.90	€ 2.65
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 0	€ 1.93	€ 1.33